Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Computation of Earnings Per Share [Line Items]
Net income attributable to Class A and Class B ordinary shareholders-basic	¥ 762,923	$ 117,261	¥ 643,829	¥ 535,825
Plus: interest expense for convertible notes	20,042	3,080	19,289	16,050
Net income attributable to Class A and Class B ordinary shareholders-diluted	¥ 782,965	$ 120,341	¥ 663,118	¥ 551,875
Weighted average number of Class A and Class B ordinary shares outstanding-basic	28,275,637	28,275,637	28,150,139	28,085,521
Plus: shares outstanding for convertible notes	1,695,341	1,695,341	1,736,864	1,575,074
Weighted average number of Class A and Class B ordinary shares outstanding-diluted	30,233,823	30,233,823	30,036,763	30,145,976
Basic net income per share | (per share)	¥ 26.98	$ 4.15	¥ 22.87	¥ 19.08
Diluted net income per share | (per share)	¥ 25.90	$ 3.98	¥ 22.08	¥ 18.31
Stock Options
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	189,508	189,508	133,295	207,354
Restricted Stock
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	73,337	73,337	16,465	278,027